Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Labour costs, including contractors	R 12,715	R 9,750	R 9,006
Consumables	5,532	3,418	3,614
Water and electricity	3,398	2,551	2,316
Insurance	126	86	91
Transportation	354	121	177
Change in inventory	(166)	(211)	370
Capitalisation of mine development costs	(1,880)	(1,552)	(1,321)
Stripping activities	(1,197)	(167)	(77)
Royalty expense	193	121	211
Other	1,249	967	655
Total production costs	R 20,324	R 15,084	R 15,042